Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Schedule of Bank Loans

Bank loans as of December 31, 2025 and 2024 are summarized as follows:

Bank loans	December 31,	December 31,
	2025	2024
Bank loans	€382	€90,756
Lines of credit	4,510,449	4,279,193
	4,510,831	4,369,949
less: current portion	(4,510,831)	(4,369,949)
	€-	€-

Schedule of Terms and Conditions of Outstanding Bank Loans

The terms and conditions of outstanding bank loans are as follows:

		Nominal		December 31, 2025		December 31, 2024
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
CaixaBank	EUR	1.50%	2025	400,000	382	400,000	34,638
Abanca	EUR	1.87%	2025	100,000	-	100,000	12,886
Banco de Sabadell SA	EUR	1.50%	2025	250,000	-	250,000	21,411
Unicaja	EUR	1.55%	2025	170,000	-	170,000	21,821
				€920,000	€382	€920,000	€90,756

Schedule of Principal Repayments to Maturity	Principal repayments to maturity by fiscal year are as follows:
Year ended December 31,
2025	€382
Total	€382

Schedule of Company Maintains the Following Lines of Credit

In addition, the Company maintains the following lines of credit:

				December 31,
		Nominal		2025
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,314,026
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,570,000	1.90% + Euribor	12/22/2025	1,292,690
Santander	4,000,000	0.45% + Euribor	2/28/2025	-
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	903,733
Bankinter	110,000	0.75% + Euribor	3/20/2025	-
	€13,270,000			€4,510,449

As of December 31, 2024

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193